Debt Instruments - Financial assets at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,407,320	$ 1,361,558
Debt instruments.
Financial assets
Financial assets	355,333	317,124
Financial assets at amortized cost category | Debt instruments.
Financial assets
Financial assets	11,257	52,419
Transfers out of Level 1 into Level 2	0
Transfers out of Level 2 into Level 1	0
Financial assets at amortized cost category | Debt instruments. | Unquoted
Financial assets
Financial assets	3,471	3,208
Financial assets at amortized cost category | Debt instruments. | Quoted
Financial assets
Financial assets	7,786	49,211
Financial assets at amortized cost category | Special CETES
Financial assets
Financial assets	3,471	3,208
Financial assets at amortized cost category | BREMS R
Financial assets
Financial assets	$ 7,786	7,785
Financial assets at amortized cost category | M, M3 and M5 Mexican Government Bonds
Financial assets
Financial assets		$ 41,426